Events After the Reporting Period	12 Months Ended
Mar. 31, 2023
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Events After the Reporting Period [Text Block]

25.        Events After the Reporting Period

Subsequent to the end of the reporting period:

•  Between April 1, 2023 and April 17, 2023 the Company issued a total of 188,819 shares under the ATM program at a weighted average price of $2.7587 per share for gross proceeds of $520,892 before transaction fees.

•  Between April 13, 2023 and May 1, 2023 the Company issued 42,858 common shares pursuant to the exercise of stock options at an exercise price of CDN$3.50 per share for gross proceeds of CDN$150,003.

• On May 4, 2023 14,286 stock options exercisable at CDN$3.50 per share expired unexercised.

• Between April 1 2023 and June 30, 2023, 74,761 stock options exercisable at a weighted average share price of $5.54 were forfeited.

• During April 2023 the Company repossessed 27 EV Stars and 10 EV Star CC's which were previously on lease, after the leases were terminated following a notice of default that was not cured. In addition, the Company repossessed 1 EV Star from the same customer due to non- payment. During May 2023 this customer filed a claim in the state of California against the Company and a subsidiary of the Company (Note 23).

• On June 2, 2023, GreenPower repaid a CAD $250,000 promissory note, plus accrued and unpaid interest on the note, to a company that is beneficially owned by a Director of the Company.